Note 7 - Exploration and Evaluation Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs			$ 260
Trade and payables included in exploration and evaluation assets	$ 13		89
Prospective land claim package [member]
Statement Line Items [Line Items]
Percentage of interest acquirable	100.00%	100.00%
Option payments commitment during option period, year three		$ 350
Net Smelter Returns Royalty Percentage	2.00%	2.00%
Option payments to earn right, title and interest to property during option period	$ 150
Option payments commitment during earn-in option agreement period	$ 1,850
Earn in option agreement period	9 years
Optional exploration expenditure commitment during earn-in option agreement period	$ 30,000
Optional exploration expenditure commitment incurred			2,149
Total provision for decommissioning, restoration and rehabilitation costs			$ 260
Option payments commitment during option period, year four		$ 350
Option payments commitment during option period, year five		$ 350